BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2018, AS SUPPLEMENTED

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND PORTFOLIO

Effective on or about December 31, 2018, it is expected that Christopher Molumphy will no longer serve as a Portfolio Manager of the Brighthouse/Franklin Low Duration Total Return Portfolio (the “Total Return Portfolio”), a series of Brighthouse Funds Trust I, and that Sonal Desai will become a Portfolio Manager of the Total Return Portfolio. Effective on or about December 31, 2018, it is expected that Sonal Desai will no longer serve as a Portfolio Manager of the Brighthouse/Templeton International Bond Portfolio (the “Bond Portfolio”, and with the Total Return Portfolio, the “Portfolios”), a series of Brighthouse Funds Trust I, and that Calvin Ho will become a Portfolio Manager of the Bond Portfolio. As of November 30, 2018, Sonal Desai did not beneficially own any equity securities of the Total Return Portfolio and Calvin Ho did not beneficially own any equity securities of the Bond Portfolio.

Effective on or about December 31, 2018, the following changes are made to the statement of additional information of the Portfolios.

The Other Accounts Managed table in Appendix C with respect to the Portfolios is deleted in its entirety and replaced with the following:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Roger Bayston, CFA,	Registered Investment Companies	15	$21,363,300,000	0	N/A
Brighthouse/Franklin Low Duration Total Return Portfolio	Other Pooled Investment Vehicles	7	$3,207,500,000	0	N/A
	Other Accounts	0	N/A	1	$2,031,300,000

Kent Burns, CFA,	Registered Investment Companies	2	$4,575,100,000	0	N/A
Brighthouse/Franklin Low Duration Total Return Portfolio	Other Pooled Investment Vehicles	2	$2,254,600,000	0	N/A
	Other Accounts	0	N/A	0	N/A

Sonal Desai, Ph.D.,[1]	Registered Investment Companies	5	$4,563,370,000	0	N/A
Brighthouse/Franklin Low Duration Total Return Portfolio	Other Pooled Investment Vehicles	14	$45,656,640,000	0	N/A
	Other Accounts	0	N/A	0	N/A

Michael Hasenstab, Ph.D.,	Registered Investment Companies	18	$53,273,100,000	0	N/A
Brighthouse/Templeton International Bond Portfolio	Other Pooled Investment Vehicles	40	$62,231,500,000	3	$6,629,500,000
	Other Accounts	16	$2,118,900,000	3	$3,653,400,000

Christine Zhu,	Registered Investment Companies	8	$2,996,600,000	0	N/A
Brighthouse/Templeton International Bond Portfolio	Other Pooled Investment Vehicles	4	$3,042,500,000	1	$6,320,900,000
	Other Accounts	6	$818,600,000	1	$2,168,100,000

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Calvin Ho, Ph.D.,[1]	Registered Investment Companies	0	N/A	0	N/A
Brighthouse/Templeton International Bond Portfolio	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

[1]	Other Accounts Managed information is as of November 30, 2018.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE